UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2019 (UNAUDITED)

Shares		Value
COMMON STOCKS: 70.1%
Aerospace & Defense: 2.1%
1,301	Lockheed Martin Corp.	$506,584
5,414	Spirit AeroSystems Holdings, Inc. - Class A	394,572
		901,156
Airlines: 2.2%
8,054	Delta Air Lines, Inc.	470,998
9,250	Southwest Airlines Co.	499,315
		970,313
Auto Manufacturers: 1.2%
2,829	Cummins, Inc.	506,278

Banks: 5.3%
16,235	Bank of America Corp.	571,797
6,777	Citigroup, Inc.	541,414
15,365	Flagstar Bancorp, Inc.	587,711
10,204	Popular, Inc.	599,485
		2,300,407
Beverages: 0.9%
8,041	Coca-Cola European Partners PLC	409,126

Biotechnology: 2.2%
5,949	Incyte Corp. [1]	519,467
2,013	Vertex Pharmaceuticals, Inc. [1]	440,746
		960,213
Chemicals: 1.0%
6,793	DuPont de Nemours, Inc.	436,111

Commercial Services: 1.2%
17,843	The Rent-A-Center, Inc.	514,592

Computers: 2.5%
1,942	Apple, Inc.	570,269
7,965	Cognizant Technology Solutions Corp. - Class A	493,989
		1,064,258
Cosmetics & Personal Care: 1.1%
6,690	Colgate-Palmolive Co.	460,540

Distribution & Wholesale: 1.0%
10,570	HD Supply Holdings, Inc. [1]	425,125

Diversified Financial Services: 5.6%
15,533	Ally Financial, Inc.	474,688
10,444	E*TRADE Financial Corp.	473,844
5,554	LPL Financial Holdings, Inc.	512,357
1,649	Mastercard, Inc. - Class A	492,375
13,080	Synchrony Financial	471,011
		2,424,275
Electronics: 2.3%
12,415	Jabil, Inc.	513,112
5,239	TE Connectivity Ltd.	502,106
		1,015,218
Energy-Alternate Sources: 1.0%
16,561	Enphase Energy, Inc. [1]	432,739

Food: 1.1%
11,142	US Foods Holding Corp. [1]	466,738

Healthcare-Products: 3.1%
5,204	Baxter International, Inc.	435,158
1,883	Edwards Lifesciences Corp. [1]	439,285
1,707	IDEXX Laboratories, Inc. [1]	445,749
		1,320,192
Healthcare-Services: 1.0%
2,579	Laboratory Corp. of America Holdings [1]	436,289

Insurance: 4.9%
5,196	The Allstate Corp.	584,290
12,413	Employers Holdings, Inc.	518,243
9,585	MetLife, Inc.	488,548
36,107	MGIC Investment Corp.	511,636
		2,102,717
Internet: 5.3%
501	Amazon.com, Inc. [1]	925,768
236	Booking Holdings, Inc. [1]	484,680
11,305	eBay, Inc.	408,224
13,242	Yelp, Inc. [1]	461,219
		2,279,891
Media: 2.7%
15,007	Comcast Corp. - Class A	674,865
23,930	Shaw Communications, Inc. - Class B	485,539
		1,160,404
Pharmaceuticals: 4.6%
3,517	Jazz Pharmaceuticals PLC [1]	525,018
3,511	Johnson & Johnson	512,150
3,270	McKesson Corp.	452,306
3,653	Zoetis, Inc.	483,474
		1,972,948
Retail: 3.5%
1,463	Costco Wholesale Corp.	430,005
3,049	The Home Depot, Inc.	665,840
4,267	Yum! Brands, Inc.	429,815
		1,525,660

Semiconductors: 2.5%
8,674	Intel Corp.	519,139
6,436	QUALCOMM, Inc.	567,848
		1,086,987
Software: 5.5%
1,712	Intuit, Inc.	448,424
3,191	Microsoft Corp.	503,221
8,411	Oracle Corp.	445,615
18,924	Radware Ltd. [1]	487,861
7,688	SS&C Technologies Holdings, Inc.	472,043
		2,357,164
Telecommunications: 3.8%
2,337	Arista Networks, Inc. [1]	475,346
14,877	Cisco Systems, Inc.	713,501
5,848	T-Mobile US, Inc. [1]	458,600
		1,647,447
Transportation: 2.5%
6,337	CSX Corp.	458,546
5,383	Landstar Systems, Inc.	612,962
		1,071,508
TOTAL COMMON STOCKS
(Cost $27,297,796)		30,248,296

INVESTMENT COMPANIES: 21.3%
56,855	iShares 1-3 Year Treasury Bond ETF	4,811,639
86,735	JPMorgan Ultra-Short Income ETF	4,374,046
TOTAL INVESTMENT COMPANIES
(Cost $9,188,591)		9,185,685

REAL ESTATE INVESTMENT TRUSTS: 1.0%
1,871	SBA Communications Corp.	450,892
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $438,781)		450,892

SHORT-TERM INVESTMENTS: 10.3%
Money Market Funds: 10.3%
4,427,710	First American Government Obligations Fund - Class X, 1.513% [2]	4,427,710
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,427,710)		4,427,710

TOTAL INVESTMENTS IN SECURITIES: 102.7%
(Cost $41,352,878)		44,312,583
Liabilities in Excess of Other Assets: (2.7)%		(1,184,392)
TOTAL NET ASSETS: 100.0%		$43,128,191

ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2019.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at December 31, 2019 (Unaudited)

The CAN SLIM® Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,248,296	$–	$–	$30,248,296
Investment Companies	9,185,685	–	–	9,185,685
Real Estate Investment Trusts	450,892	–	–	450,892
Short-Term Investments	4,427,710	–	–	4,427,710
Total Investments in Securities	$44,312,583	$–	$–	$44,312,583

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date February 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date February 6, 2020

By (Signature and Title)* /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date February 14, 2020

* Print the name and title of each signing officer under his or her signature.